GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.4 - Schedule 3

GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Credit	Credit Report	Resolved	XXXXX	1	Credit	The Non Occupying Co Borrower's credit report reflects XXXX Remark: Consumer Requested Security freeze on his/her credit file - report unavailable. This credit freeze should have been removed and the credit report re-ordered.	XXXX credit guidelines referenced.	XXXXX				Explanation provided is sufficient as XXXX guidelines allow one credit repository to be frozen. (Resolved)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Compliance	TRID - Finance Charge Fail Rescission Finance Charge Fail	Resolved	XXXXX	1	Compliance	This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)). The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than XXXX The following fees were included in the Finance Charge calculation: Discount Points XXXX Application XXXX Flood Certification XXXX Prepaid Interest : XXXX Tax Service Fee: XXXX Title - Closing Protection Letter XXXX Title - E Doc XXXX Title - Notice of Settlement XXXX Title - Overnight XXXX and Title - Settlement XXXX A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 1026.23(h)(2)(i).	PCCD, Mailing Label, Reimbursement check, and LOE provided	XXXXX				The documentation provided is sufficient to cure the finding. (Resolved)	XXXXX
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Rate/Term Refinance -- Borrower initiated	Owner Occupied	XXXXX	XXXXX	XXXXX	Client Review In Process	XXXXX	Valuation	Value is supported within 10% of original appraisal amount	Cleared	XXXXX	1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		XXXXX					XXXXX